SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund

December 31, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 39.8%
Australia — 0.5%
$174,000	CIMIC Finance USA Pty Ltd., 7.00%, 3/25/34(a)	$179,312
180,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	159,052
		338,364
Brazil — 2.2%
181,365	Guara Norte Sarl, 5.20%, 6/15/34(b)	165,298
200,000	Nexa Resources SA, 6.75%, 4/9/34(a)	202,310
363,000	Raizen Fuels Finance SA, 5.70%, 1/17/35(a)	336,315
200,000	Raizen Fuels Finance SA, 6.45%, 3/5/34(a)	197,179
325,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	323,686
290,000	Yinson Boronia Production BV, 8.95%, 7/31/42(a)	301,017
		1,525,805
Canada — 2.0%
199,000	AltaGas Ltd., 7.20%, 10/15/54(a),(c)	200,488
510,000	CI Financial Corp., 7.50%, 5/30/29(a)	532,480
202,000	Fairfax Financial Holdings Ltd., 6.10%, 3/15/55(a)	199,464
215,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(a)	209,130
290,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54(a)	280,338
		1,421,900
Chile — 1.0%
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	195,028
480,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	488,203
		683,231
France — 1.1%
200,000(d)	Electricite de France SA, 3.38%, (b),(c),(e)	193,332
386,000	Societe Generale SA, 1.49%, 12/14/26(a),(c)	372,485
200,000	Societe Generale SA, 9.38%, (a),(c),(e)	207,263
		773,080
Germany — 1.4%
270,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	277,947
200,000(d)	Commerzbank AG, EMTN, 7.88%, (b),(c),(e)	227,385
280,000	Deutsche Bank AG, 5.40%, 9/11/35(c)	266,149
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	208,677
		980,158
Ireland — 1.0%
211,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	202,815
450,000	Avolon Holdings Funding Ltd., 5.75%, 3/1/29(a)	454,600
		657,415
Italy — 1.2%
400,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	400,020

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$231,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(c)	$260,416
200,000(d)	UniCredit SpA, EMTN, 4.45%, (b),(c),(e)	202,474
		862,910
Japan — 1.3%
548,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	528,348
385,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	361,875
		890,223
Macao — 0.5%
336,000	Sands China Ltd., 5.13%, 8/8/25	334,757

Mexico — 1.5%
228,000	Banco Mercantil del Norte SA, 8.38%, (a),(c),(e)	226,740
248,000	Banco Mercantil del Norte SA, 8.75%, (a),(c),(e)	245,792
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(a)	206,440
200,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	188,751
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	196,630
		1,064,353
Nigeria — 0.7%
520,000	African Development Bank, 5.75%, (c),(e)	498,520

Norway — 0.8%
157,000	Aker BP ASA, 5.80%, 10/1/54(a)	142,234
380,000	Var Energi ASA, 8.00%, 11/15/32(a)	427,406
		569,640
Spain — 0.6%
200,000(d)	Banco de Sabadell SA, 5.75%, (b),(c),(e)	208,009
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.80%, 3/14/28(f)	201,391
		409,400
United Kingdom — 0.7%
184,000	Macquarie Airfinance Holdings Ltd., 5.15%, 3/17/30(a)	179,928
319,000	Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28(a)	334,704
		514,632
United States — 23.3%
224,000	Aircastle Ltd., 2.85%, 1/26/28(a)	208,402
306,000	Ally Financial, Inc., Series B, 4.70%, (c),(e)	285,485
333,000	Ally Financial, Inc., 6.65%, 1/17/40(c)	323,971
185,000	American National Group, Inc., 5.75%, 10/1/29	185,465
190,000(d)	Aptiv Swiss Holdings Ltd., 4.25%, 6/11/36	199,490
530,000	Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(a)	530,927
410,000	BGC Group, Inc., 6.60%, 6/10/29	420,171
199,000	BGC Group, Inc., 8.00%, 5/25/28	211,630

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	$150,918
210,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 6/1/34	214,712
200,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(c)	200,584
520,000	Citizens Financial Group, Inc., Series B, (Term SOFR 3M + 3.265%), 7.85%, (e),(g)	517,962
190,000	CNO Financial Group, Inc., 6.45%, 6/15/34	196,082
439,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	415,974
208,000	Continental Resources, Inc., 4.90%, 6/1/44	168,227
168,000	Discover Financial Services, 7.96%, 11/2/34(c)	191,916
372,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 7.85%, 11/1/66(f)	369,122
280,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 7.73%, 8/16/77(g)	278,685
242,000	Essent Group Ltd., 6.25%, 7/1/29	247,162
306,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	297,383
346,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	360,091
247,000	F&G Global Funding, 5.88%, 6/10/27(a)	250,154
227,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.62%, (e),(g)	226,003
330,000	Fifth Third Bancorp, Series J, (Term SOFR 3M + 3.391%), 7.72%, (e),(g)	329,007
230,000	First American Financial Corp., 5.45%, 9/30/34	222,010
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	130,643
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	208,834
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	390,994
200,000	Foundry JV Holdco LLC, 6.15%, 1/25/32(a)	201,691
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	201,946
160,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	161,754
210,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	206,186
218,000	GLP Capital LP / GLP Financing II, Inc., REIT, 6.25%, 9/15/54	216,417
190,000	GXO Logistics, Inc., 6.50%, 5/6/34	194,804
230,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54(a)	222,462
159,000	Helmerich & Payne, Inc., 4.65%, 12/1/27(a)	157,030
248,000	Helmerich & Payne, Inc., 5.50%, 12/1/34(a)	235,692
195,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(c)	195,692
283,000	Intel Corp., 3.20%, 8/12/61	153,291
227,000	Intel Corp., 5.60%, 2/21/54	199,282
230,000	Intel Corp., 5.70%, 2/10/53	203,664
201,000	Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32(a)	198,743
222,000	Kroger Co. (The), 5.65%, 9/15/64	208,975
234,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	185,446
188,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	188,312
344,000	MGIC Investment Corp., 5.25%, 8/15/28	336,513
333,243	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(a)	335,425

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$264,000	Morgan Stanley, 2.48%, 9/16/36(c)	$214,724
336,000	Paramount Global, 6.38%, 3/30/62(c)	324,692
250,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	239,172
106,000	PG&E Corp., 7.38%, 3/15/55(c)	108,702
210,000	Piedmont Operating Partnership LP, REIT, 6.88%, 7/15/29	215,900
225,000	Pilgrim’s Pride Corp., 3.50%, 3/1/32	193,970
190,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	193,831
714,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.90%, (e),(g)	712,530
190,000	Royalty Pharma Plc, 5.90%, 9/2/54	180,533
208,000(d)	Timken Co. (The), 4.13%, 5/23/34	215,573
300,000	U.S. Cellular Corp., 6.70%, 12/15/33	316,997
240,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(b)	220,633
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	167,884
198,000	VICI Properties LP / VICI Note Co., Inc., REIT, 3.88%, 2/15/29(a)	186,633
262,000	Warnermedia Holdings, Inc., 5.39%, 3/15/62	192,833
120,000	Whistler Pipeline LLC, 5.70%, 9/30/31(a)	119,785
232,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	232,763
213,000(d)	WP Carey, Inc., REIT, 3.70%, 11/19/34	217,872
250,000	Zions Bancorp NA, 6.82%, 11/19/35(c)	252,403
		16,242,759
Total Corporate Bonds		27,767,147
(Cost $27,847,854)
Asset Backed Securities — 20.2%
Cayman Islands — 2.1%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.63%, 4/20/31(a),(f)	497,850
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 7.74%, 4/22/31(a),(f)	498,300
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.66%, 7/15/31(a),(f)	498,750
		1,494,900
United States — 18.1%
275,000	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(a)	275,335
350,000	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	350,552
321,034	ACHV ABS TRUST, Series 2024-1PL, Class B, 6.34%, 4/25/31(a)	324,355
345,168	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(a)	346,524
65,405	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	65,711
350,000	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(a)	360,191
175,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	175,848
500,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64%, 3/13/28(a)	494,817
175,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34%, 8/12/31(a)	173,131
560,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	521,088

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$175,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	$174,981
225,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	228,952
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	508,636
150,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	147,174
265,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	267,505
500,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	508,291
300,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31(a)	293,645
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	301,039
225,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18%, 2/17/32(a)	220,116
127,690	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	120,001
499,978	Pagaya AI Debt Grantor Trust, Series 2024-8, Class B, 5.46%, 1/15/32(a)	500,738
500,000	Pagaya AI Debt Grantor Trust, Series 2024-11, Class B, 5.64%, 7/15/32(a)	500,576
499,978	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(a)	501,508
392,115	Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class B, 6.59%, 11/15/31(a)	396,047
715,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49(a)	699,332
485,000	Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/50(a)	471,029
330,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	330,376
500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(a)	505,667
147,929	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	148,911
600,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(a)	624,929
450,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class E, 8.64%, 7/15/30(a)	462,278
576,147	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	576,724

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$450,000	Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 6/20/33(a)	$459,683
625,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21%, 4/15/30(a)	618,338
		12,654,028
Total Asset Backed Securities		14,148,928
(Cost $14,158,556)
Collateralized Mortgage Obligations — 11.9%
United States — 11.9%
184,064	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(a)	185,608
287,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.27%, 7/25/44(a),(f)	288,127
125,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 6.37%, 1/25/44(a),(f)	125,864
275,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 6.37%, 2/25/44(a),(f)	276,048
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 7.07%, 10/25/43(a),(f)	214,476
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 7.67%, 3/25/42(a),(f)	91,171
517,642	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(a)	520,192
422,467	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	430,144
204,266	CSMC Trust, Series 2020-SPT1, Class A2, 3.23%, 4/25/65(a)	202,195
165,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 6.02%, 10/25/44(a),(f)	165,181
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.27%, 5/25/44(a),(f)	100,376
256,867	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 6.57%, 5/25/43(a),(f)	259,732
86,697	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 6.66%, 3/25/43(a),(f)	87,820
606,338	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(a)	606,871
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 5.66%, 10/15/36(a),(f)	246,286
193,048	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	179,343
365,211	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(a)	366,541
563,364	OBX Trust, Series 2023-NQM6, Class A1, 6.52%, 7/25/63(a)	568,308
330,008	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(a)	333,651
322,947	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	325,844
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	377,525
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	362,887
488,469	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(a)	485,629

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$332,853	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	$332,576
334,649	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(a)	336,701
464,541	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	470,519
377,889	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(a)	380,586
		8,320,201
Total Collateralized Mortgage Obligations		8,320,201
(Cost $8,401,605)
U.S. Treasury Obligations — 9.6%
United States — 9.6%
1,400,000	U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 0.00%, 3/6/25(i)	1,389,747
2,000,000	U.S. Treasury Notes, 3.63%, 8/31/29	1,937,031
2,000,000	U.S. Treasury Notes, 4.25%, 3/15/27	1,999,844
1,400,000	U.S. Treasury Notes, 4.25%, 11/15/34	1,364,344
		6,690,966
Total U.S. Treasury Obligations		6,690,966
(Cost $6,728,896)
Bank Loans — 6.3%
Cayman Islands — 0.7%
500,000	AS Mileage Plan IP Ltd., (Term SOFR 3M + 2.00%), 6.66%, 10/15/31(f)	501,750

Ireland — 0.3%
250,000	Setanta Aircraft Leasing DAC, (Term SOFR 1M + 1.75%), 6.35%, 11/6/28(f)	250,715

United States — 5.3%
683,500	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.75%), 6.12%, 6/24/30(f)	682,741
554,400	Charter Communications Operating LLC, (Term SOFR 1M + 2.00%), 6.59%, 12/9/30(f)	552,382
566,288	Citadel Securities LP, (Term SOFR 3M + 2.00%), 6.57%, 10/31/31(f)	567,573
232,931	Entegris, Inc, (Term SOFR 3M + 1.75%), 6.35%, 7/6/29(f)	234,155
600,000	Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 6.34%, 11/8/30(f)	602,628

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$500,000	Terex Corp., (Term SOFR 1M + 2.00%), 6.32%, 10/8/31(f)	$501,095
535,950	United Rentals North America, Inc., (Term SOFR 1M + 1.75%), 6.32%, 2/14/31(f)	539,836
		3,680,410
Total Bank Loans		4,432,875
(Cost $4,411,255)
Foreign Government Bonds — 2.4%
Ireland — 0.8%
530,000	Amazon Conservation DAC, 6.03%, 1/16/42(a)	533,406

Mexico — 0.3%
4,490,000(j)	Mexican Bonos, Series M, 8.50%, 3/1/29	204,509

Romania — 0.3%
230,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	232,351

South Africa — 1.0%
720,000	Republic of South Africa Government International Bond, 7.95%, 11/19/54(a)	690,328

Total Foreign Government Bonds		1,660,594
(Cost $1,721,185)

Shares
Preferred Stocks — 0.4%
Bermuda — 0.4%
10,650	Aspen Insurance Holdings Ltd.(e)	270,830

Total Preferred Stocks		270,830
(Cost $266,250)
Investment Company — 7.6%
5,291,826	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (k)	5,291,826
Total Investment Company		5,291,826
(Cost $5,291,826)
Total Investments		$68,583,367
(Cost $68,827,427) — 98.2%
Other assets in excess of liabilities — 1.8%		1,246,549
NET ASSETS — 100.0%		$69,829,916

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2024.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(j)	Principal amount denoted in Mexican peso.
(k)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Foreign currency exchange contracts as of December 31, 2024:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	660,000	CHF	611,380	Citibank N.A.	1/15/25	$9,269
EUR	300,000	CHF	276,877	Citibank N.A.	1/15/25	5,342
JPY	4,708,133	EUR	28,900	Citibank N.A.	1/14/25	19
USD	1,399,443	EUR	1,281,345	Citibank N.A.	1/15/25	71,373
USD	611,294	EUR	560,000	Citibank N.A.	1/15/25	30,873
USD	1,489,580	EUR	1,359,077	Citibank N.A.	1/15/25	80,943
USD	45,548	EUR	42,650	Citibank N.A.	1/15/25	1,343
USD	75,845	GBP	58,928	Citibank N.A.	1/15/25	2,083
USD	914,362	GBP	701,659	Citibank N.A.	1/15/25	36,066
USD	916,615	GBP	706,224	Citibank N.A.	1/15/25	32,606
USD	504,896	JPY	74,294,126	Citibank N.A.	1/15/25	31,883
USD	215,873	MXN	4,258,722	Citibank N.A.	1/15/25	12,178
						$313,978

AUD	811,102	USD	520,000	Citibank N.A.	1/15/25	$(17,962)
CHF	460,315	EUR	495,000	Citibank N.A.	1/15/25	(4,987)
EUR	280,000	NOK	3,324,421	Citibank N.A.	1/15/25	(1,821)
EUR	340,000	USD	354,460	Citibank N.A.	1/15/25	(2,062)
EUR	450,000	USD	472,905	Citibank N.A.	1/15/25	(6,496)
GBP	300,000	USD	379,422	Citibank N.A.	1/15/25	(3,900)
GBP	260,000	USD	340,623	Citibank N.A.	1/15/25	(15,171)
JPY	45,191,440	EUR	280,000	Citibank N.A.	1/14/25	(2,509)
JPY	51,521,760	EUR	320,000	Citibank N.A.	1/15/25	(3,642)
JPY	54,163,918	EUR	340,000	Citibank N.A.	1/15/25	(7,549)
JPY	74,250,000	USD	493,591	Citibank N.A.	1/15/25	(20,858)
MXN	193,452	USD	9,284	Citibank N.A.	1/15/25	(31)
NOK	3,344,093	EUR	283,777	Citibank N.A.	1/15/25	(366)
						$(87,354)

Total						$226,624

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Financial futures contracts as of December 31, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	1	March 2025	$(1,202)	EUR	$138,224	Morgan Stanley & Co. LLC
10 Year U.S. Treasury Note	24	March 2025	(24,822)	USD	2,610,000	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	1	March 2025	(270)	EUR	122,085	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	3	March 2025	(1,207)	EUR	332,461	Morgan Stanley & Co. LLC
Total			$(27,501)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	141	March 2025	$217,868	USD	$15,695,063	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	3	March 2025	395	USD	616,828	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	46	March 2025	121,027	USD	5,236,813	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	2	March 2025	7,278	USD	237,813	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	76	March 2025	54,264	USD	8,079,156	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	1	March 2025	2,562	EUR	124,281	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	3	March 2025	11,201	JPY	2,705,520	Morgan Stanley & Co. LLC
Total			$414,595

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Interest rate swaps as of December 31, 2024:
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
1.95%	EUR- BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	2/15/34	EUR 1,300	$0	$25,724	$25,724
0.94%	JPY- MSDWLDN	Pay	Yearly	Morgan Stanley & Co. LLC	10/15/34	JPY 142,000	$0	$6,115	$6,115
3.35%	USD- GSLDN	Pay	Yearly	Morgan Stanley & Co. LLC	8/20/54	USD 800	$0	$85,541	$85,541
							$0	$117,380	$117,380

1.01%	JPY- BNALDN	Pay	Yearly	Morgan Stanley & Co. LLC	5/1/34	JPY 98,070	$0	$(3,690)	$(3,690)
Total							$0	$113,690	$113,690
Credit default swaps buy protection as of December 31, 2024:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	2,872	$(61,781)	$(3,361)	$(65,142)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	18,708	(400,715)	(23,617)	(424,332)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	9,354	(201,003)	(11,163)	(212,166)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2024 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	9,354	$(200,357)	$(11,809)	$(212,166)
1.00%	Markit CDX IG Index Series 43	Quarterly	Morgan Stanley & Co. LLC	12/20/29	USD	9,354	(199,432)	(12,734)	(212,166)
Total							$(1,063,288)	$(62,684)	$(1,125,972)

Abbreviations used are defined below:
AUD - Australian Dollar
Bobl - German Bundesobligationen
BTP - Italian Buoni del Tesoro Poliannuali
CHF - Swiss Franc
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
USD - United States Dollar